Note 8 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Maturities of Long-Term Debt [Table Text Block]
2023	$139
2024	133
2025	139
2026	144
2027	57
Total	$612